MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
Disclosure Of Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 7: -	MARKETABLE SECURITIES
  Financial assets measured at fair value through profit and loss:
	December 31,
	2021	2020

Corporate bonds and government treasury notes	18,541	-

	$18,541	$-